Summary of Significant Accounting Policies - Schedule of Amounts Excluded from Calculation of Diluted Weighted-Average Shares Outstanding, Prior to Use of Treasury Stock Method, Due to Anti-Dilutive Effect (Detail)
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities excluded from the calculation of diluted net loss per share due to anti-dilutive effect (in shares)			5,587,121
Special Participation Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities excluded from the calculation of diluted net loss per share due to anti-dilutive effect (in shares)			10,000
Outstanding Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities excluded from the calculation of diluted net loss per share due to anti-dilutive effect (in shares)	3,012,923	2,410,522	691,367
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities excluded from the calculation of diluted net loss per share due to anti-dilutive effect (in shares)	11,410	166,949	541,218